Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Gold credit sales	$ 652,827	$ 535,766
Concentrate sales		5,279
Revenue from sale of gold	652,827	541,045
Silver credit sales	320,192	225,316
Concentrate sales	79,433	63,085
Revenue from sale of silver	399,625	288,401
Palladium credit sales	43,772	31,886
Total sales revenue	$ 1,096,224	$ 861,332
Gold
Gold credit sales	60.00%	62.00%
Concentrate sales	0.00%	1.00%
Revenue from sale	60.00%	63.00%
Silver
Silver credit sales	29.00%	26.00%
Concentrate sales	7.00%	7.00%
Revenue from sale	36.00%	33.00%
Palladium
Palladium credit sales	4.00%	4.00%
Total sales revenue	100.00%	100.00%